Other Current Assets	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Other Current Assets [Abstract]
OTHER CURRENT ASSETS

NOTE 9 — OTHER CURRENT ASSETS

	As of September 30, 2025	As of March 31, 2025
	(US$)	(US$)
Prepaid expenses	41,359	25,262
Balances with government authorities	993,463	449,456
Advance to suppliers	1,435,696	481,316
Advance to staff	12,704	8,974
TDS Receivables	421,334	284,168
Other receivables – Unbilled Revenue
	2,904,557	1,249,176

NOTE 8 — OTHER CURRENT ASSETS

Other current assets consist of the following:

	As of March 31, 2025	As of March 31, 2024
	(US$)	(US$)
Balances with government authorities	$449,456	$503,171
Advance to suppliers	481,316	1,063,201
Advance to staff	8,974	3,380
Prepaid expenses	25,262	—
TDS receivables	284,168	368,575
	$1,249,176	$1,938,327